Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Property, Plant and Equipment

						Impairment	Transfer from	Effects of	Balance at
	Balance at				Assets held	expenses/	investment	movements in	31 December
Cost	1 January 2023	Additions	Disposals	Transfers	for sale	(reversals)	property	exchange rates	2023
Network infrastructure (All operational)	188,873,033	5,407,763	(2,745,510)	7,440,574	(14,934,868)	-	-	(2,210,749)	181,830,243
Land and buildings	10,002,000	1,505,727	(22,560)	52,430	(99,423)	-	141,411	(113,337)	11,466,248
Equipment, fixtures and fittings	11,305,347	1,173,745	(178,394)	322,061	(172,585)	-	-	(480,268)	11,969,906
Motor vehicles	173,393	30,696	(8,342)	204	(2,474)	-	-	(5,021)	188,456
Leasehold improvements	3,741,428	70,672	(546)	(3)	(25,188)	-	-	(2,133)	3,784,230
Electricity production power plant	339,138	-	-	-	-	-	-	-	339,138
Construction in progress	3,820,328	7,215,635	(92,076)	(8,338,415)	(366,813)	874	-	198,860	2,438,393
Total	218,254,667	15,404,238	(3,047,428)	(523,149)	(15,601,351)	874	141,411	(2,612,648)	212,016,614

Accumulated depreciation
Network infrastructure (All operational)	130,110,166	9,081,063	(2,719,073)	-	(9,582,040)	(23,686)	-	(87,384)	126,779,046
Land and buildings	1,981,910	678,931	(8,244)	-	(70,158)	(219)	113,520	163,255	2,858,995
Equipment, fixtures and fittings	11,097,747	2,117,619	(127,038)	-	(126,994)	(14)	-	(825,232)	12,136,088
Motor vehicles	161,429	31,412	(7,915)	-	(2,057)	-	-	(4,811)	178,058
Leasehold improvements	3,384,838	36,514	-	-	(22,211)	-	-	(1,471)	3,397,670
Electricity production power plant	24,181	17,093	-	-	-	-	-	(24,763)	16,511
Total	146,760,271	11,962,632	(2,862,270)	-	(9,803,460)	(23,919)	113,520	(780,406)	145,366,368

Net book value	71,494,396	3,441,606	(185,158)	(523,149)	(5,797,891)	24,793	27,891	(1,832,242)	66,650,246

					Impairment	Transfer to	Effects of	Balance at
	Balance at				expenses/	investment	movements in	31 December
Cost	1 January 2022	Additions	Disposals	Transfers	(reversals)	property	exchange rates	2022
Network infrastructure (All operational)	188,204,239	6,055,634	(3,210,322)	7,011,308	-	-	(9,187,826)	188,873,033
Land and buildings	10,729,703	554,894	(3,045)	3,490	-	(849,429)	(433,613)	10,002,000
Equipment, fixtures and fittings	10,962,783	1,178,734	(510,040)	115,030	-	-	(441,160)	11,305,347
Motor vehicles	182,643	-	(2,150)	938	-	-	(8,038)	173,393
Leasehold improvements	3,749,640	48,300	(37,712)	1,064	-	-	(19,864)	3,741,428
Electricity production power plant (Note 3)	342,283	-	-	-	-	-	(3,145)	339,138
Construction in progress	3,421,878	7,775,969	(60,327)	(7,131,830)	11,621	-	(196,983)	3,820,328
Total	217,593,169	15,613,531	(3,823,596)	-	11,621	(849,429)	(10,290,629)	218,254,667

Accumulated depreciation
Network infrastructure (All operational)	124,789,832	12,829,570	(2,317,913)	-	303,986	-	(5,495,309)	130,110,166
Land and buildings	2,543,152	381,603	-	-	348	(731,185)	(212,008)	1,981,910
Equipment, fixtures and fittings	10,429,522	1,729,653	(372,532)	-	13,146	-	(702,042)	11,097,747
Motor vehicles	159,896	11,534	(2,154)	-	-	-	(7,847)	161,429
Leasehold improvements	3,405,584	30,302	(36,420)	-	41	-	(14,669)	3,384,838
Electricity production power plant (Note 3)	6,394	17,227	-	-	-	-	560	24,181
Total	141,334,380	14,999,889	(2,729,019)	-	317,521	(731,185)	(6,431,315)	146,760,271

Net book value	76,258,789	613,642	(1,094,577)	-	(305,900)	(118,244)	(3,859,314)	71,494,396